Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Changes in the Liability for Product Warranties
(In millions)	2014	2013	2012

Balance at January 1	$1,370	$1,429	$1,553
Current-year provisions	593	798	645
Expenditures	(714)	(867)	(757)
Other changes	(50)	10	(12)
Balance at December 31	$1,199	$1,370	$1,429